Allowance for Loan Losses (Classes of Loan Portfolio by Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	$ 708,784	$ 713,280
30-59 Days Past Due	1,697	3,256
60-89 Days Past Due	861	2,928
90 Days Past Due	1,458	1,701
Total Past Due	4,016	7,885
Total Loans	744,897	721,165
90 Days Past Due and Still Accruing
Commercial [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	116,153	102,775
30-59 Days Past Due
60-89 Days Past Due		47
90 Days Past Due
Total Past Due		47
Total Loans	116,153	102,822
90 Days Past Due and Still Accruing
Commercial loans secured by real estate [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	389,038	379,834
30-59 Days Past Due
60-89 Days Past Due	447	2,545
90 Days Past Due	559	960
Total Past Due	1,006	3,505
Total Loans	390,044	383,339
90 Days Past Due and Still Accruing
Real estate-mortgage [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	218,769	213,300
30-59 Days Past Due	1,654	3,240
60-89 Days Past Due	414	303
90 Days Past Due	899	741
Total Past Due	2,967	4,284
Total Loans	221,736	217,584
90 Days Past Due and Still Accruing
Consumer [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	16,921	17,371
30-59 Days Past Due	43	16
60-89 Days Past Due		33
90 Days Past Due
Total Past Due	43	49
Total Loans	16,964	17,420
90 Days Past Due and Still Accruing